Share-Based Payments - 2018 Sharesave Plan (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2019 GBP (£) shares	Jun. 30, 2018 GBP (£) shares	Jun. 30, 2017 GBP (£) shares	Jun. 30, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | £	£ 12,022	£ 1,505	£ 854
Number of share options granted (in shares)	594,028	0	0
Number of share options outstanding (in shares)	560,169	0	0	0
2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employment requisite period	5 years
Maximum period shares may be granted after approval	10 years
Exercisable period	6 months
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of share options granted (in shares)	0	10,000	0
Number of share options outstanding (in shares)	0	10,000	0	0
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Bottom of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period	3 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Top of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period	5 years